Pension and Postretirement Plans (Asset Allocation) (Details 9) - Pension Plans [Member]	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Assets Allocation (Percent)	100.00%	100.00%
Fixed income securities [Member] | U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Assets Allocation (Percent)	11.00%	11.00%
Equity securities [Member] | U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Assets Allocation (Percent)	53.00%	53.00%
Equity securities [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Assets Allocation (Percent)	6.00%	6.00%
Equity funds [Member] | U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Assets Allocation (Percent)	30.00%	30.00%